Annual Fund Operating Expenses - Service Shares - DWS Government and Agency Securities Portfolio - Service Shares	Aug. 01, 2021
Operating Expenses:
Management fee	0.05%
Distribution/service (12b-1) fees	0.60%
Other expenses	0.40%
Total annual fund operating expenses	1.05%